FEDERATED FIXED INCOME SECURITIES, INC

                               Federated Investors Funds
                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                   January 31, 2002


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED FIXED INCOME SECURITIES, INC (the "Trust")
            Federated Limited Term Fund
            Federated Limited Term Municipal Fund
            Federated Strategic Income Fund
           1933 Act File No. 33-43472
           1940 Act File No. 811-6447

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced [Trust/Fund] hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2002, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 29 on January 28, 2002.

     If you have any questions regarding this certification, please contact me at (412) 288-7404.

                                                Very truly yours,



                                                /s/ Leslie K. Ross
                                                Leslie K. Ross
                                                Assistant Secretary